Contingent Liabilities and Commitments	6 Months Ended
Jun. 30, 2018
Contingent Liabilities and Commitments [Abstract]
CONTINGENT LIABILITIES AND COMMITMENTS
NOTE 5:-	CONTINGENT LIABILITIES AND COMMITMENTS

a.	Liens:

The Company provided a NIS 171 restricted bank deposit to secure credit card payments.

The Company provided a NIS 162 restricted bank deposit to secure the rent payment.

b.	Commitments

On March 21, 2018, the Company signed an additional lease agreement for new offices. The aforementioned lease agreement is for a minimum period of 18 months from the date of signing the agreement. Under this agreement, the Company will pay a monthly rental fee of NIS 8.